Derivative Instruments Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of impact of derivative contracts in statement of financial position

The Fund’s derivative contracts are comprised of futures and forward currency contracts, none of which were designated as hedging instruments. At June 30, 2014, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts Net unrealized gain on open futures contracts
Agricultural commodities	$211,844	$(106,853)	$104,991
Currencies	239,898	(105,796)	134,102
Energy	63,398	(101,102)	(37,704)
Equity indices	134,732	(52,991)	81,741
Interest rate instruments	357,259	(17,503)	339,756
Metals	102,490	(214,513)	(112,023)
Net unrealized gain on open futures contracts	$1,109,621	$(598,758)	$510,863

Net unrealized gain on open forward currency contracts	$53,898	$(46,022)	$7,876

At December 31, 2013, the Fund’s derivative contracts had the following impact on the statements of financial condition:

		Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts Net unrealized gain on open futures contracts
Agricultural commodities	$250,715	$(61,593)	$189,122
Currencies	366,335	(53,788)	312,547
Energy	48,136	(51,548)	(3,412)
Equity indices	618,040	(1,190)	616,850
Interest rate instruments	220,687	(181,905)	38,782
Metals	370,438	(357,701)	12,737
Net unrealized gain on open futures contracts	$1,874,351	$(707,725)	$1,166,626

Net unrealized gain on open forward currency contracts	$49,606	$(44,163)	$5,443

At December 31, 2013, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$250,715	$(61,593)	$189,122
Currencies	366,335	(53,788)	312,547
Energy	48,136	(51,548)	(3,412)
Equity indices	618,040	(1,190)	616,850
Interest rate instruments	220,687	(181,905)	38,782
Metals	370,438	(357,701)	12,737
Net unrealized gain on open futures contracts	$1,874,351	$(707,725)	$1,166,626

Net unrealized gain on open forward currency contracts	$49,606	$(44,163)	$5,443

At December 31, 2012, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$339,653	$(48,625)	$291,028
Currencies	597,174	(191,541)	405,633
Energy	131,493	(116,020)	15,473
Equity indices	646,801	(269,653)	377,148
Interest rate instruments	345,546	(300,045)	45,501
Metals	246,578	(404,399)	(157,821)
Net unrealized gain on open futures contracts	$2,307,245	$(1,330,283)	$976,962

Net unrealized gain on open forward currency contracts	$228,448	$(180,234)	$48,214

Schedule of held by counterparty

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at June 30, 2014 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount
JP Morgan Securities, LLC	$249,818	$—	$—	$249,818
Newedge UK Financial Ltd	7,876	—	—	7,876
Newedge USA, LLC	261,045	—	—	261,045
Total	$518,739	$—	$—	$518,739

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at December 31, 2013 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount
JP Morgan Securities, LLC	$732,303	$—	$—	$732,303
Newedge UK Financial Ltd	5,443	—	—	5,443
Newedge USA, LLC	434,323	—	—	434,323
Total	$1,172,069	$—	$—	$1,172,069

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at December 31, 2013 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount
JP Morgan Securities, LLC	$732,303	$—	$—	$732,303
Newedge UK Financial Ltd	5,443	—	—	5,443
Newedge USA, LLC	434,323	—	—	434,323
Total	$1,172,069	$—	$—	$1,172,069

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at December 31, 2012 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount
JP Morgan Securities, LLC	$778,539	$—	$—	$778,539
Newedge UK Financial Ltd	48,214	—	—	48,214
Newedge USA, LLC	198,423	—	—	198,423
Total	$1,025,176	$—	$—	$1,025,176

Schedule of derivative contracts, impact on the statements of operations

At June 30, 2014, there were 1,758 open futures contracts and 64 open forward currency contracts. For the three and six months ended June 30, 2014, the Fund’s derivative contracts had the following impact on the statements of operations:

	Three Months Ended June 30, 2014		Six Months Ended June 30, 2014
Types of Exposure	Net realized gain (loss)	Net change in unrealized loss	Net realized gain (loss)	Net change in unrealized loss
Futures contracts
Agricultural commodities	$92,167	$(190,031)	$565,100	$(84,131)
Currencies	(111,012)	66,713	(194,499)	(178,445)
Energy	(23,973)	(31,202)	(138,397)	(34,292)
Equity indices	65,235	(6,334)	(340,949)	(535,109)
Interest rate instruments	334,368	303,929	569,864	300,974
Metals	67,155	(159,953)	(300,970)	(124,760)
Total futures contracts	423,940	(16,878)	160,149	(655,763)

Forward currency contracts	128,325	(56,958)	57,524	2,433
Total futures and forward currency contracts	$552,265	$(73,836)	$217,673	$(653,330)

At December 31, 2013, there were 2,186 open futures contracts and 68 open forward currency contracts. For the three and six months ended June 30, 2013, the Fund’s derivative contracts had the following impact on the statements of operations:

	Three Months Ended June 30, 2013		Six Months Ended June 30, 2013
Types of Exposure	Net realized gain (loss)	Net change in unrealized loss	Net realized gain (loss)	Net change in unrealized loss
Futures contracts
Agricultural commodities	$(276,828)	$37,835	$313,427	$(290,847)
Currencies	(342,004)	(45,409)	377,210	(352,739)
Energy	(841,833)	(168,351)	(1,334,831)	(54,939)
Equity indices	164,163	(81,047)	2,363,409	(532,341)
Interest rate instruments	(443,075)	(421,224)	(1,310,078)	(94,158)
Metals	2,033,048	278,107	1,932,307	824,638
Total futures contracts	293,471	(400,089)	2,341,444	(500,386)

Forward currency contracts	(565,461)	77,797	(339,788)	(101,192)
Total futures and forward currency contracts	$(271,990)	$(322,292)	$2,001,656	$(601,578)

For the years ended December 31, 2013 and 2012, the Fund’s futures and forward currency contracts had the following impact on the statements of operations:

	2013		2012
Types of Exposure	Net realized gain (loss)	Net change in unrealized gain (loss)	Net realized gain (loss)	Net change in unrealized gain (loss)
Futures contracts
Agricultural commodities	$(1,109)	$(101,906)	$(1,022,728)	$520,151
Currencies	44,526	(93,086)	(683,922)	(145,943)
Energy	(1,837,757)	(18,885)	(770,805)	(194,719)
Equity indices	3,692,773	239,702	(2,531,797)	185,563
Interest rate instruments	(1,328,145)	(6,719)	1,347,221	(597,154)
Metals	1,422,194	170,558	(2,468,297)	24,213
Total futures contracts	1,992,482	189,664	(6,130,328)	(207,889)

Forward currency contracts	(358,113)	(42,771)	(479,865)	29,307

Total futures and forward currency contracts	$1,634,369	$146,893	$(6,610,193)	$(178,582)